Financial instruments (Details 2) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 2,273	$ 3,544
Canada [Member]
IfrsStatementLineItems [Line Items]
Financial assets	(62)	(30)
Financial liabilities	89	87
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Financial assets	(554)	(705)
Financial liabilities	$ 2,310	$ 1,306